Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

7.              Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2011	2012
	RMB	RMB

Prepaid expenses	3,488	30,523
Advances to employees	2,112	7,479
Interest receivables	2,914	2,863
Rental and other deposits	3,179	3,268
Others	1,234	450
	12,927	44,583